Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2017
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

	2017		2016
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$15,856	$21,716	$21,335	$22,171
Unused lines of credit	$8,068	$38,760	$3,714	$29,621
Standby letters of credit	$1,115	$-	$991	$-